Inventory (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Work in progress	$ 682	$ 881
Finished goods’	870	549
Total inventory	$ 1,552	$ 1,430